Note 4 - Business Combinations - Pro Forma Financial Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Revenue	$ 24,396,000	$ 52,802,000	$ 243,223,267	$ 211,210,599	$ 172,425,547
Total pro forma revenue	58,366,000	56,056,000	250,213,635	233,363,870	222,955,557
Net (loss) income	(22,575,000)	17,558,000	28,381,842	913,813	6,233,591
Total pro forma net (loss) income	(26,205,000)	11,747,000	27,368,928	(535,822)	17,324,200
O’Brien Acquisition [Member]
Pro forma revenue adjustments by Business Combination		3,254,000	6,990,368	13,796,172
Pro forma net income adjustments by Business Combination		(5,811,000)	$ (1,012,914)	$ (1,482,009)
CPH Acquisition [Member]
Pro forma revenue adjustments by Business Combination	33,970,000
Pro forma net income adjustments by Business Combination	$ (3,630,000)